Other non-current financial assets	12 Months Ended
Dec. 31, 2024
Categories of non-current financial assets [abstract]
Other non-current financial assets
18. Other non-current financial assets
The following table provides a breakdown for other non-current financial assets:

	At December 31,
(€ thousands)	2024	2023
Guarantee deposits	34,021	28,362
Lease receivables from sublease	1,585	1,115
Other	5,880	4,421
Total other non-current financial assets	41,486	33,898
There are no expected credit losses associated with the guarantee deposits.
Other primarily related to investments in other companies, which are measured at fair value at December 31, 2024 and 2023.